7. Net Income (Loss) Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
Net Income (Loss) Per Share

Basic net income or loss per common share is computed by dividing net income or loss for the period by the weighted-average number of common shares outstanding during the period.  Diluted net income or loss per share is computed by dividing net income or loss available to common stockholders for the period by the weighted-average number of common and common equivalent shares, such as stock options, warrants and convertible securities outstanding during the period.  Such common equivalent shares have not been included in the Company’s computation of net income (loss) per share when their effect would have been anti-dilutive based on the strike price as compared to the average trading price or due to the Company’s net losses attributable to common stockholders.

	March 31,	March 31,
	2016	2015
Basic:
Numerator –net income (loss) available to common stockholders	$(3,237,079)	$313,810
Denominator – weighted-average shares outstanding	78,591,011	60,408,125
Net income (loss) per share – Basic	$(0.04)	$0.01

Diluted:
Numerator –net income (loss) available to common stockholders	$(3,237,079)	$313,810
Denominator – weighted-average shares outstanding	78,591,011	80,436,499
Net income (loss) per share – Diluted	$(0.04)	$0.00

Basic net income or loss per common share is computed by dividing net income or loss for the period by the weighted - average number of common shares outstanding during the period.  Diluted income or loss per share is computed by dividing net income or loss for the period by the weighted - average number of common and common equivalent shares, such as stock options, warrants and convertible securities outstanding during the period.  Such common equivalent shares have not been included in the Company’s computation of net income (loss) per share when their effect would have been anti-dilutive based on the strike price as compared to the average trading price or due to the Company’s net losses attributable to common stockholders.

	2015	2014
Basic:
Numerator –net loss attributable to common stockholders	$(8,744,398)	$(26,033,922)
Denominator – weighted – average shares outstanding	70,581,243	30,345,422
Net loss per share – Basic and diluted	$(0.12)	$(0.86)

Incremental common shares (not included due to their anti-dilutive nature) :
Stock options	10,360,084	11,309,864
Stock warrants	25,867,753	18,753,060
Convertible preferred stock – Series B	-	1,080,000
Convertible preferred stock – Series C	7,142,856	7,142,856
Convertible preferred stock – Series D	-	-
Convertible Notes	1,428,571	1,607,143
	44,799,264	39,892,923